INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING
Profit from continuing operations before income taxes	$ 458,927	$ (15,767)
Loss from discontinued operations before income taxes		681
Profit before income taxes	458,927	(15,086)
Items not affecting cash
Amortization and depreciation	20,023	18,462
Share-based compensation expense	1,445	5,657
Financing charges, non-cash portion	4,807	22,459
Loss (gain) on sale of subsidiaries, net.		423
Unrealized (gain) loss in fair value of derivative instruments and other	(304,811)	79,177
Realized gain on investment	(18,727)
Gain from September 2020 Recapitalization transaction		(78,792)
Net change in working capital balances	(231,823)	(30,387)
Liabilities subject to compromise	33,803
Adjustment for discontinued operations, net		(4,120)
Income taxes paid	(2,900)	(8,823)
Cash outflow from operating activities	(39,256)	(11,030)
INVESTING
Purchase of property and equipment	(757)	(333)
Purchase of intangible assets	(8,038)	(7,638)
Proceeds from sale of investments	51,616
Proceeds from disposition of subsidiaries		4,618
Cash inflow (outflow) from investing activities	42,821	(3,353)
FINANCING
Proceeds from DIP Facility	31,425
Repayment of long-term debt	(2,222)	(4,204)
Leased asset payments	(2,000)	(3,062)
Debt issuance costs		(6,625)
Share swap payout		(21,488)
Credit facilities payments	(72,533)	(3,770)
Proceeds from issuance of common stock, net		100,969
Cash inflow (outflow) from financing activities	(45,330)	61,820
Effect of foreign currency translation on cash balances	1,168	(6,895)
Net cash inflow (outflow)	(40,597)	40,542
Cash and cash equivalents, beginning of period	215,989	26,093
Cash and cash equivalents, end of period	175,392	66,635
Supplemental cash flow information:
Interest paid	$ 34,272	$ 46,815